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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8817

ING Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Equity Dividend Fund
ING Growth Opportunities Fund
ING MidCap Opportunities Fund
ING Real Estate Fund
ING SmallCap Opportunities Fund
ING Value Choice Fund

The schedules are not audited.

		PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund		as of August 31, 2010 (Unaudited)

Shares		Value
COMMON STOCK: 93.0%
	Consumer Discretionary: 5.9%
68,000	American Eagle Outfitters	$859,520
108,700	Comcast Corp. – Class A	1,860,944
115,500	Groupe Aeroplan, Inc.	1,228,274
55,300	JC Penney Co., Inc.	1,106,000
		5,054,738
	Consumer Staples: 10.0%
62,300	Altria Group, Inc.	1,390,536
20,700	Kimberly-Clark Corp.	1,333,080
30,600	Molson Coors Brewing Co.	1,332,936
33,300	Procter & Gamble Co.	1,987,011
34,400	Walgreen Co.	924,672
32,300	Wal-Mart Stores, Inc.	1,619,522
		8,587,757
	Energy: 11.9%
40,900	Arch Coal, Inc.	920,659
39,500	Chevron Corp.	2,929,320
44,800	ConocoPhillips	2,348,864
32,300	EnCana Corp.	887,927
35,400	ExxonMobil Corp.	2,094,264
49,458	Pengrowth Energy Trust	479,743
11,200	Royal Dutch Shell PLC ADR - Class A	594,160
		10,254,937
	Financials: 22.4%
43,400	AllianceBernstein Holding LP	1,026,410
33,000	Ameriprise Financial, Inc.	1,438,140
43,000	Axis Capital Holdings Ltd.	1,327,840
191,860	Bank of America Corp.	2,388,657
23,600	Bank of Hawaii Corp.	1,053,976
47,600	BB&T Corp.	1,052,912
84,000	Blackstone Group LP	847,560
23,800	Cullen/Frost Bankers, Inc.	1,219,750
78,400	JP Morgan Chase & Co.	2,850,624
43,032	NYSE Euronext	1,193,708
90,500	People’s United Financial, Inc.	1,151,160
39,000	Sun Life Financial, Inc.	915,797
30,600	Travelers Cos., Inc.	1,498,788
72,400	XL Group PLC	1,296,684
		19,262,006
	Health Care: 13.5%
45,600	Cardinal Health, Inc.	1,366,176
25,200	Eli Lilly & Co.	845,712
37,100	Johnson & Johnson	2,115,442
36,800	Medtronic, Inc.	1,158,464
75,000	Merck & Co., Inc.	2,637,000
221,000	Pfizer, Inc.	3,520,530
		11,643,324
	Industrials: 6.7%
34,700	Avery Dennison Corp.	1,128,444
214,900	General Electric Co.	3,111,751
20,000	Harsco Corp.	398,800
30,600	Tyco International Ltd.	1,140,768
		5,779,763
	Information Technology: 2.8%
30,800	Diebold, Inc.	798,952
77,200	Total System Services, Inc.	1,096,240
103,400	United Online, Inc.	509,762
		2,404,954
	Materials: 4.5%
41,700	EI Du Pont de Nemours & Co.	1,700,109
27,600	Kaiser Aluminum Corp.	1,018,992
35,500	Sonoco Products Co.	1,116,475
		3,835,576
	Telecommunication Services: 7.3%
39,000	AT&T, Inc.	1,054,170
292,200	Qwest Communications International, Inc.	1,650,930
79,800	Verizon Communications, Inc.	2,354,898
107,700	Windstream Corp.	1,242,320
		6,302,318
	Utilities: 8.0%
37,500	Atmos Energy Corp.	1,061,250
103,500	CenterPoint Energy, Inc.	1,530,765
73,100	Great Plains Energy, Inc.	1,351,619
34,100	NSTAR	1,296,823
60,900	UGI Corp.	1,680,840
		6,921,297
	Total Common Stock
	(Cost $82,396,299)	80,046,670

			PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund			as of August 31, 2010 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 3.1%
		Financials: 3.1%
21,800		Entertainment Properties Trust		$939,362
122,300		MFA Mortgage Investments, Inc.		901,351
43,000		Weingarten Realty Investors		867,740

		Total Real Estate Investment Trusts
		(Cost $2,645,672)		2,708,453

		Total Long-Term Investments
		(Cost $85,041,971)		82,755,123
SHORT-TERM INVESTMENTS: 3.8%
		Affiliated Mutual Fund: 3.8%
3,225,000		ING Institutional Prime Money Market Fund - Class I		3,225,000

		Total Short-Term Investments
		(Cost $3,225,000)		3,225,000
		Total Investments in Securities
		(Cost $88,266,971)*	99.9%	$85,980,123
		Other Assets and Liabilities - Net	0.1	111,783
		Net Assets	100.0%	$86,091,906

	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $88,372,484.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$487,678
		Gross Unrealized Depreciation		(2,880,039)
		Net Unrealized Depreciation		$(2,392,361)

PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund	as of August 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	8/31/2010
Asset Table
Investments, at value
Common Stock*	$80,046,670	$—	$—	$80,046,670
Real Estate Investment Trusts	2,708,453	—	—	2,708,453
Short-Term Investments	3,225,000	—	—	3,225,000
Total Investments, at value	$85,980,123	$—	$—	$85,980,123

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of August 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 99.0%
		Consumer Discretionary: 17.0%
22,289	@	Bed Bath & Beyond, Inc.	$801,735
46,050	@	DIRECTV	1,746,216
21,810	@	Gildan Activewear, Inc.	598,466
23,496	@, L	Gymboree Corp.	884,154
11,580		Harley-Davidson, Inc.	281,626
12,810	@	Kohl’s Corp.	601,814
24,786	@	Liberty Media Corp. - Starz	1,480,716
44,970	@	LKQ Corp.	836,442
29,490		Mattel, Inc.	618,995
9,060	@	Panera Bread Co.	724,256
3,150	@	Priceline.com, Inc.	918,162
45,420		Wyndham Worldwide Corp.	1,053,290
			10,545,872
		Consumer Staples: 9.4%
25,240		Alberto-Culver Co.	783,702
38,550		Coca-Cola Enterprises, Inc.	1,097,133
26,720		ConAgra Foods, Inc.	576,885
6,436		Herbalife Ltd.	357,713
35,197		Philip Morris International, Inc.	1,810,534
23,827		Wal-Mart Stores, Inc.	1,194,686
			5,820,653
		Energy: 9.4%
22,520	@	Alpha Natural Resources, Inc.	836,168
26,800		Arch Coal, Inc.	603,268
37,410		ExxonMobil Corp.	2,213,176
24,780	@, L	McMoRan Exploration Co.	351,628
19,710		National Oilwell Varco, Inc.	740,899
6,990	@	Whiting Petroleum Corp.	593,032
29,250		Williams Cos., Inc.	530,303
			5,868,474
		Financials: 5.8%
21,040		American Express Co.	838,865
63,383		Blackstone Group LP	639,534
32,049		Lazard Ltd.	1,001,852
32,160		UnumProvident Corp.	644,808
28,440		XL Group PLC	509,360
			3,634,419
		Health Care: 11.2%
11,640	@	Amgen, Inc.	594,106
23,050		Covidien PLC	814,587
25,810	@	Gilead Sciences, Inc.	822,307
50,316	@	Healthsouth Corp.	818,138
17,010	@	Hospira, Inc.	873,634
12,500	@	Thermo Fisher Scientific, Inc.	526,500
13,310	@, L	Valeant Pharmaceuticals International	767,854
6,550	@	Varian Medical Systems, Inc.	348,722
10,950	@	Waters Corp.	662,694
16,720	@	Watson Pharmaceuticals, Inc.	720,130
			6,948,672
		Industrials: 13.8%
16,580		Acuity Brands, Inc.	642,309
15,860	@	Allegiant Travel Co.	596,812
50,490	@	Avis Budget Group, Inc.	460,469
34,368		Danaher Corp.	1,248,589
19,246		Donaldson Co., Inc.	806,407
16,290		Emerson Electric Co.	759,929
21,950		Ingersoll-Rand PLC	714,034
17,144		Roper Industries, Inc.	995,724
28,471		Tyco International Ltd.	1,061,399
19,460		United Technologies Corp.	1,268,987
			8,554,659
		Information Technology: 28.7%
15,424	@	Apple, Inc.	3,753,739
29,920		Broadcom Corp.	896,702
26,720	@	Check Point Software Technologies	932,261
102,200	@	Cisco Systems, Inc.	2,049,107
17,080	@	Cognizant Technology Solutions Corp.	983,893
19,720	@	Gartner, Inc.	565,570
17,840	@	Intuit, Inc.	763,552
43,930	@	Marvell Technology Group Ltd.	700,244
19,600	@	Micros Systems, Inc.	746,760
89,636		Microsoft Corp.	2,104,653
1,569		National Instruments Corp.	45,234
49,820		National Semiconductor Corp.	628,230

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of August 31, 2010 (Unaudited) (continued)

Shares				Value

		Information Technology (continued)
19,990	@	NetApp, Inc.		$808,396
27,303		Oracle Corp.		597,390
25,730	@	QLogic Corp.		383,248
36,450		Qualcomm, Inc.		1,396,399
71,770		Tellabs, Inc.		509,567
				17,864,945
		Materials: 2.3%
13,500		Ashland, Inc.		627,210
15,020		Sigma-Aldrich Corp.		798,613
				1,425,823
		Telecommunication Services: 1.4%
25,110	@	SBA Communications Corp.		898,938
				898,938
		Total Common Stock
		(Cost $57,346,006)		61,562,455
SHORT-TERM INVESTMENTS: 3.7%
		Affiliated Mutual Fund: 0.7%
430,000		ING Institutional Prime Money Market Fund - Class I		430,000
		Total Mutual Fund
		(Cost $430,000)		430,000
		Securities Lending Collateral(cc): 3.0%
1,715,795		BNY Mellon Overnight Government Fund (1)		1,715,795
193,818	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		155,055
		Total Securities Lending Collateral
		(Cost $1,909,613)		1,870,850
		Total Short-Term Investments
		(Cost $2,339,613)		2,300,850
		Total Investments in Securities
		(Cost $59,685,619)*	102.7%	$63,863,305
		Other Assets and Liabilities - Net	(2.7)	(1,649,313)
		Net Assets	100.0%	$62,213,992

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at August 31, 2010.

	*	Cost for federal income tax purposes is $61,077,818.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,988,825
		Gross Unrealized Depreciation		(4,203,338)
		Net Unrealized Appreciation		$2,785,487

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of August 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	8/31/2010
Asset Table
Investments, at value
Common Stock*	$61,562,455	$—	$—	$61,562,455
Short-Term Investments	2,145,795	—	155,055	2,300,850
Total Investments, at value	$63,708,250	$—	$155,055	$63,863,305

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	8/31/2010
Asset Table
Investments, at value
Short-Term Investments	$155,055	$—	$—	$—	$—	$—	$—	$—	$155,055
Total Investments, at value	$155,055	$—	$—	$—	$—	$—	$—	$—	$155,055

As of August 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.0%
		Consumer Discretionary: 20.9%
140,730	@	Bed Bath & Beyond, Inc.	$5,062,058
231,378		CBS Corp. - Class B	3,197,644
67,100		Coach, Inc.	2,404,864
132,870		Cooper Tire & Rubber Co.	2,151,165
88,940	@, L	Gildan Activewear, Inc.	2,440,514
94,390	@, L	Gymboree Corp.	3,551,896
110,180		Harley-Davidson, Inc.	2,679,578
62,379	@	Liberty Media Corp. - Starz	3,726,521
191,970	@	LKQ Corp.	3,570,642
161,100		Mattel, Inc.	3,381,489
37,600	@	Panera Bread Co.	3,005,744
18,490	@	Priceline.com, Inc.	5,389,465
86,030		Ross Stores, Inc.	4,269,669
96,280	@	Urban Outfitters, Inc.	2,919,210
105,455	@	WMS Industries, Inc.	3,726,780
203,108		Wyndham Worldwide Corp.	4,710,075
			56,187,314
		Consumer Staples: 5.6%
133,340		Alberto-Culver Co.	4,140,207
192,970		Coca-Cola Enterprises, Inc.	5,491,921
114,030		ConAgra Foods, Inc.	2,461,908
55,610		Herbalife Ltd.	3,090,804
			15,184,840
		Energy: 4.9%
79,550	@	Alpha Natural Resources, Inc.	2,953,692
98,490	@, L	McMoRan Exploration Co.	1,397,573
88,940		National Oilwell Varco, Inc.	3,343,255
34,810	@	Whiting Petroleum Corp.	2,953,280
140,960		Williams Cos., Inc.	2,555,605
			13,203,405
		Financials: 7.1%
68,780		Ameriprise Financial, Inc.	2,997,432
226,560		Blackstone Group LP	2,285,990
91,728		Comerica, Inc.	3,156,360
157,878	@	Invesco Ltd.	2,857,592
153,076		Lazard Ltd.	4,785,156
152,810		UnumProvident Corp.	3,063,841
			19,146,371
		Health Care: 13.6%
159,990		AmerisourceBergen Corp.	4,364,527
40,010	@	Emergency Medical Services Corp.	1,922,481
217,230	@	Healthsouth Corp.	3,532,160
67,250		Hill-Rom Holdings, Inc.	2,158,725
97,150	@	Hospira, Inc.	4,989,624
28,100	@	Laboratory Corp. of America Holdings	2,040,622
440,120	@	Tenet Healthcare Corp.	1,725,270
67,420	@, L	Valeant Pharmaceuticals International	3,889,460
39,540	@	Varian Medical Systems, Inc.	2,105,110
61,750	@	Waters Corp.	3,737,110
86,002	@	Watson Pharmaceuticals, Inc.	3,704,106
50,150	@	Zimmer Holdings, Inc.	2,365,576
			36,534,771
		Industrials: 14.9%
69,920		Acuity Brands, Inc.	2,708,701
208,960	@	Avis Budget Group, Inc.	1,905,715
68,130		Brady Corp.	1,755,029
96,140		Donaldson Co., Inc.	4,028,266
37,650		Dover Corp.	1,685,214
59,123		Gardner Denver, Inc.	2,822,532
73,980		Ingersoll-Rand PLC	2,406,569
28,540		Joy Global, Inc.	1,619,360
36,320	@	Oshkosh Truck Corp.	903,642
74,174		Roper Industries, Inc.	4,308,026
63,330	@	Stericycle, Inc.	4,148,115
59,720	@	TransDigm Group, Inc.	3,457,191
80,780	@	WABCO Holdings, Inc.	2,848,303
81,690	@	Waste Connections, Inc.	3,083,798
97,344		Woodward Governor Co.	2,542,625
			40,223,086
		Information Technology: 22.7%
154,450	@	Agilent Technologies, Inc.	4,165,517
90,500		Amphenol Corp.	3,685,160
80,260	@	Ansys, Inc.	3,112,483
130,950	@	BMC Software, Inc.	4,722,057
78,630		Broadcom Corp.	2,356,541
113,650	@	Check Point Software Technologies	3,965,249

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2010 (Unaudited) (continued)

Shares				Value
		Information Technology (continued)
59,523	@	Cognizant Technology Solutions Corp.		$3,428,822
140,160	@	Gartner, Inc.		4,019,789
28,494		Global Payments, Inc.		1,072,229
150,170	@	Intuit, Inc.		6,427,276
89,800		KLA-Tencor Corp.		2,515,298
251,890	@	Marvell Technology Group Ltd.		4,015,127
98,760	@	Micros Systems, Inc.		3,762,756
6,802		National Instruments Corp.		196,102
244,140		National Semiconductor Corp.		3,078,605
131,720	@	NetApp, Inc.		5,326,757
205,530	@	QLogic Corp.		3,061,369
303,250		Tellabs, Inc.		2,153,075
				61,064,212
		Materials: 4.8%
63,330		Ashland, Inc.		2,942,312
115,910		Ecolab, Inc.		5,494,133
83,800		Sigma-Aldrich Corp.		4,455,646
				12,892,091
		Telecommunication Services: 1.7%
126,360	@	SBA Communications Corp.		4,523,688
				4,523,688
		Utilities: 0.8%
75,330		Constellation Energy Group, Inc.		2,209,429
				2,209,429
		Total Common Stock
		(Cost $239,148,286)		261,169,207
REAL ESTATE INVESTMENT TRUSTS: 1.3%
		Financials: 1.3%
59,900		Digital Realty Trust, Inc.		3,550,273
		Total Real Estate Investment Trusts
		(Cost $3,477,680)		3,550,273
		Total Long-Term Investments
		(Cost $242,625,966)		264,719,480
SHORT-TERM INVESTMENTS: 4.3%
		Affiliated Mutual Fund: 0.7%
1,830,000		ING Institutional Prime Money Market Fund - Class I		1,830,000
		Total Mutual Fund
		(Cost $1,830,000)		1,830,000
		Securities Lending Collateral(cc): 3.6%
9,088,647		BNY Mellon Overnight Government Fund (1)		9,088,647
719,261	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		575,409
		Total Securities Lending Collateral
		(Cost $9,807,908)		9,664,056
		Total Short-Term Investments
		(Cost $11,637,908)		11,494,056
		Total Investments in Securities
		(Cost $254,263,874)*	102.6%	$276,213,536
		Other Assets and Liabilities - Net	(2.6)	(7,042,523)
		Net Assets	100.0%	$269,171,013

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at August 31, 2010.
	*	Cost for federal income tax purposes is $255,723,367.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$31,571,286
		Gross Unrealized Depreciation		(11,081,117)
		Net Unrealized Appreciation		$20,490,169

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	8/31/2010
Asset Table
Investments, at value
Common Stock*	$261,169,207	$—	$—	$261,169,207
Real Estate Investment Trusts	3,550,273	—	—	3,550,273
Short-Term Investments	10,918,647	—	575,409	11,494,056
Total Investments, at value	$275,638,127	$—	$575,409	$276,213,536

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	8/31/2010
Asset Table
Investments, at value
Short-Term Investments	$575,409	$—	$—	$—	$—	$—	$—	$—	$575,409
Total Investments, at value	$575,409	$—	$—	$—	$—	$—	$—	$—	$575,409

As of August 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of August 31, 2010 (Unaudited)

Shares				Value
COMMON STOCK: 3.6%
		Consumer Discretionary: 2.6%
192,100	@	Hyatt Hotels Corp.		$7,234,486
170,600		Starwood Hotels & Resorts Worldwide, Inc.		7,972,138
				15,206,624
		Financials: 1.0%
401,700		Brookfield Properties Co.		5,808,582
				5,808,582
		Total Common Stock
		(Cost $18,839,853)		21,015,206
REAL ESTATE INVESTMENT TRUSTS: 94.7%
		Financials: 94.7%
273,392		Acadia Realty Trust		4,904,652
148,970		Alexandria Real Estate Equities, Inc.		10,334,049
219,625		AMB Property Corp.		5,224,879
264,300		American Campus Communities, Inc.		7,873,497
405,900		Apartment Investment & Management Co.		8,296,596
206,900		Associated Estates Realty Corp.		2,805,564
183,669		AvalonBay Communities, Inc.		19,325,652
367,800		Boston Properties, Inc.		29,938,920
317,800		Brandywine Realty Trust		3,492,622
256,900		BRE Properties, Inc.		10,502,072
617,900		CBL & Associates Properties, Inc.		7,538,380
363,300		Colonial Properties Trust		5,761,938
770,700		Developers Diversified Realty Corp.		7,984,452
168,000		Digital Realty Trust, Inc.		9,957,360
142,100		Equity Lifestyle Properties, Inc.		7,350,833
781,000		Equity Residential		35,793,229
292,700		Extra Space Storage, Inc.		4,475,383
213,600		Federal Realty Investment Trust		16,936,344
634,500		HCP, Inc.		22,347,090
350,300		Highwoods Properties, Inc.		10,957,384
187,400		Hospitality Properties Trust		3,663,670
1,635,455		Host Hotels & Resorts, Inc.		21,473,524
240,800	@	Hudson Pacific Properties, Inc.		3,973,200
232,700		Kilroy Realty Corp.		7,239,297
502,623		Kimco Realty Corp.		7,494,109
441,400		Liberty Property Trust		13,405,318
543,725		Macerich Co.		22,521,090
500,300		Nationwide Health Properties, Inc.		19,246,541
97,700	@	Pebblebrook Hotel Trust		1,733,198
204,800		Pennsylvania Real Estate Investment Trust		2,142,208
583,400		Prologis		6,329,890
258,002		Public Storage, Inc.		25,289,356
338,500		Regency Centers Corp.		12,341,710
654,159		Simon Property Group, Inc.		59,168,682
196,700		SL Green Realty Corp.		11,857,076
140,500		Tanger Factory Outlet Centers, Inc.		6,493,910
246,000		Taubman Centers, Inc.		10,206,540
661,704		UDR, Inc.		13,617,868
567,378		U-Store-It Trust		4,539,024
516,325		Ventas, Inc.		26,079,576
449,364		Vornado Realty Trust		36,425,446
		Total Real Estate Investment Trusts
		(Cost $349,125,394)		547,042,129
		Total Long-Term Investments
		(Cost $367,965,247)		568,057,335
SHORT-TERM INVESTMENTS: 1.0%
		Affiliated Mutual Fund: 1.0%
5,992,349		ING Institutional Prime Money Market Fund - Class I		5,992,349
		Total Short-Term Investments
		(Cost $5,992,349)		5,992,349
		Total Investments in Securities
		(Cost $373,957,596)*	99.3%	$574,049,684
		Other Assets and Liabilities - Net	0.7	3,816,331
		Net Assets	100.0%	$577,866,015

	@	Non-income producing security
	*	Cost for federal income tax purposes is $492,675,903.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$202,110,670
		Gross Unrealized Depreciation		(120,736,889)
		Net Unrealized Appreciation		$81,373,781

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of August 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	8/31/2010
Asset Table
Investments, at value
Common Stock*	$21,015,206	$—	$—	$21,015,206
Real Estate Investment Trusts	547,042,129	—	—	547,042,129
Short-Term Investments	5,992,349	—	—	5,992,349
Total Investments, at value	$574,049,684	$—	$—	$574,049,684

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 95.1%
		Consumer Discretionary: 18.8%
30,689		Arbitron, Inc.	$780,728
20,400	@	Bally Technologies, Inc.	641,580
43,200	@	California Pizza Kitchen, Inc.	663,552
6,481	@, L	Capella Education Co.	405,581
41,900		Cinemark Holdings, Inc.	612,159
6,500	@, L	Coinstar, Inc.	282,750
59,911		Cooper Tire & Rubber Co.	969,959
15,686	@	Fossil, Inc.	744,928
25,500	@	Gildan Activewear, Inc.	699,720
29,300	@, L	Gymboree Corp.	1,102,559
35,400	@	Hibbett Sporting Goods, Inc.	820,572
44,200	@, L	Imax Corp.	624,546
18,123	@	J Crew Group, Inc.	552,570
34,200	@	Jack in the Box, Inc.	690,156
26,509	@	Jo-Ann Stores, Inc.	1,077,856
19,400	@, L	Life Time Fitness, Inc.	659,018
38,500	@	LKQ Corp.	716,100
38,456	@, L	Lumber Liquidators	770,274
18,500		Monro Muffler, Inc.	774,780
90,114	@	OfficeMax, Inc.	877,710
26,600	L	PF Chang’s China Bistro, Inc.	1,138,746
13,100		Polaris Industries, Inc.	698,623
33,903		Pool Corp.	625,510
73,400	@	Smith & Wesson Holding Corp.	275,250
5,000		Sotheby’s	133,050
18,095	@	Steiner Leisure Ltd.	644,363
25,731	@	Wet Seal, Inc.	77,708
28,000		Wyndham Worldwide Corp.	649,320
			18,709,668
		Consumer Staples: 2.4%
19,600	L	Casey’s General Stores, Inc.	737,352
23,700	L	Diamond Foods, Inc.	1,000,851
23,900		Flowers Foods, Inc.	617,576
			2,355,779
		Energy: 5.3%
21,100	@	Bill Barrett Corp.	687,016
45,600	@	Carrizo Oil & Gas, Inc.	955,776
22,102	@	Dril-Quip, Inc.	1,168,533
28,700		Holly Corp.	746,487
77,859	@	McMoRan Exploration Co.	1,104,819
11,600	@	Oceaneering International, Inc.	580,116
			5,242,747
		Financials: 4.7%
11,763	@	Ezcorp, Inc.	211,499
10,114		Greenhill & Co., Inc.	712,329
31,400	@	Signature Bank	1,147,356
28,570	@	Stifel Financial Corp.	1,236,510
31,067		Waddell & Reed Financial, Inc.	714,852
21,443		Wintrust Financial Corp.	616,701
			4,639,247
		Health Care: 17.9%
11,500	@	Acorda Therapeutics, Inc.	346,380
3,200	@, L	AMAG Pharmaceuticals, Inc.	80,640
15,718	@	AMERIGROUP Corp.	579,994
15,700	@, L	Auxilium Pharmaceuticals, Inc.	406,787
15,900	@	BioMarin Pharmaceuticals, Inc.	322,611
5,809	@	Bio-Rad Laboratories, Inc.	479,417
9,177	@	Centene Corp.	185,559
23,900	L	Chemed Corp.	1,192,610
49,664	@	Cypress Bioscience, Inc.	160,911
16,633	@, L	Haemonetics Corp.	866,247
21,900	@	Hanger Orthopedic Group, Inc.	285,795
73,244	@, L	Healthsouth Corp.	1,190,947
11,982	@	Human Genome Sciences, Inc.	348,556
11,400	@	InterMune, Inc.	118,788
19,236	@	IPC The Hospitalist Co., Inc.	449,353
24,400	@, L	Luminex Corp.	349,896
45,200	@	MedAssets, Inc.	895,864
20,800	@, L	Medicines Co.	239,200
15,200	@	Mednax, Inc.	704,368
40,807		Meridian Bioscience, Inc.	745,952
36,100	@, L	Merit Medical Systems, Inc.	569,658
14,900	@, L	Momenta Pharmaceuticals, Inc.	215,305
39,922	@	Nektar Therapeutics	511,401

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2010 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
16,874	@	Neogen Corp.	$493,058
11,900	@	OncoGenex Pharmaceutical, Inc.	152,558
25,500	@	Onyx Pharmaceuticals, Inc.	614,295
30,100		Owens & Minor, Inc.	802,466
6,316	@	Regeneron Pharmaceuticals, Inc.	138,826
11,800	@	Salix Pharmaceuticals Ltd.	446,748
31,100	@	Savient Pharmaceuticals, Inc.	448,462
34,600	@	Seattle Genetics, Inc.	396,170
30,962	@	Sirona Dental Systems, Inc.	975,922
8,329	@	SonoSite, Inc.	242,540
26,300		Steris Corp.	756,651
17,990		Universal Health Services, Inc.	564,886
25,793	@	Vanda Pharmaceuticals, Inc.	161,722
82,422	@	Vical, Inc.	251,387
8,500	@, L	Vivus, Inc.	47,940
			17,739,870
		Industrials: 16.6%
52,800		Actuant Corp.	1,046,496
32,108		Acuity Brands, Inc.	1,243,864
20,800	@	Allegiant Travel Co.	782,704
10,896	@	Clean Harbors, Inc.	658,663
24,350	@	EnPro Industries, Inc.	664,999
32,400	@	Genesee & Wyoming, Inc.	1,257,444
37,200	@, L	Geo Group, Inc.	822,120
19,966		Gorman-Rupp Co.	513,126
19,400		Healthcare Services Group	402,938
53,300	@	Hexcel Corp.	909,298
38,400		Knight Transportation, Inc.	723,456
20,500	@, L	Moog, Inc.	639,600
13,648		Nordson Corp.	875,792
30,700		Simpson Manufacturing Co., Inc.	676,628
43,600	@, L	SYKES Enterprises, Inc.	521,456
21,300	@, L	Teledyne Technologies, Inc.	770,634
11,200		Triumph Group, Inc.	743,456
31,600	@, L	TrueBlue, Inc.	340,964
19,811	@	Waste Connections, Inc.	747,865
23,100		Watsco, Inc.	1,186,185
38,300		Woodward Governor Co.	1,000,396
			16,528,084
		Information Technology: 24.6%
10,200	@	Acme Packet, Inc.	342,720
18,494	@	Ansys, Inc.	717,197
47,300	L	Blackbaud, Inc.	984,786
32,600	@, L	Blackboard, Inc.	1,078,734
34,619	@, L	Blue Coat Systems, Inc.	651,876
35,500		Cognex Corp.	692,250
32,600	@	CommScope, Inc.	611,250
43,600	@	Commvault Systems, Inc.	1,070,380
26,400	@, L	Compellent Technologies, Inc.	403,128
38,000		EPIQ Systems, Inc.	473,100
12,793	@	Flir Systems, Inc.	321,360
48,338	@, L	Formfactor, Inc.	339,333
36,500	@	Fortinet, Inc.	744,235
10,400		Global Payments, Inc.	391,352
24,400	@	Informatica Corp.	784,704
122,700	@, L	Integrated Device Technology, Inc.	628,224
58,442	@, L	Mentor Graphics Corp.	531,238
32,473	@, L	Meru Networks, Inc.	415,654
17,000	@	Micros Systems, Inc.	647,700
38,200	@	MKS Instruments, Inc.	659,332
35,900	@	Monolithic Power Systems, Inc.	589,119
7,800	@	Multi-Fineline Electronix, Inc.	162,552
22,547		National Instruments Corp.	650,030
20,800	@	Netezza Corp.	404,768
22,000	@	Netscout Systems, Inc.	348,260
61,300	@	ON Semiconductor Corp.	378,834
74,500	@	Parametric Technology Corp.	1,270,226
32,800	L	Pegasystems, Inc.	718,320
28,859	@	Plexus Corp.	664,334
30,000	@	Polycom, Inc.	854,400
16,900	@, L	Scansource, Inc.	421,824
61,900	@	Semtech Corp.	1,027,231
35,151	@	Sourcefire, Inc.	891,781
12,100	@	SYNNEX Corp.	279,026
33,700	@, L	Taleo Corp.	863,731
57,500	@	Tekelec	630,200
56,300	@	THQ, Inc.	199,865
77,301	@	Verigy Ltd.	646,623
46,100	@, L	Websense, Inc.	896,645
			24,386,322
		Materials: 3.4%
18,300		Albemarle Corp.	733,647

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2010 (Unaudited) (continued)

Shares				Value
		Materials (continued)
44,000		Commercial Metals Co.		$573,320
14,900		Minerals Technologies, Inc.		798,640
40,500		Silgan Holdings, Inc.		1,210,545
8,400		Worthington Industries		119,448
				3,435,600
		Telecommunication Services: 1.0%
30,596		Alaska Communications Systems Group, Inc.		295,557
19,600	@	SBA Communications Corp.		701,680
				997,237
		Utilities: 0.4%
11,182		Unisource Energy Corp.		363,750
				363,750
		Total Common Stock
		(Cost $91,916,562)		94,398,304
REAL ESTATE INVESTMENT TRUSTS: 2.2%
		Financials: 2.2%
11,900		Digital Realty Trust, Inc.		705,313
9,800		Mid-America Apartment Communities, Inc.		553,406
19,200		Tanger Factory Outlet Centers, Inc.		887,424
		Total Real Estate Investment Trusts
		(Cost $1,678,487)		2,146,143
EXCHANGE-TRADED FUNDS: 1.7%
		Exchange-Traded Funds: 1.7%
25,703	L	iShares Russell 2000 Growth Index Fund		1,687,145
		Total Exchange-Traded Funds
		(Cost $1,893,069)		1,687,145
		Total Long-Term Investments
		(Cost $95,488,118)		98,231,592
SHORT-TERM INVESTMENTS: 11.2%
		Affiliated Mutual Fund: 1.6%
1,575,000		ING Institutional Prime Money Market Fund - Class I		1,575,000
		Total Mutual Fund
		(Cost $1,575,000)		1,575,000
		Securities Lending Collateral(cc): 9.6%
9,227,201		BNY Mellon Overnight Government Fund (1)		9,227,201
362,920	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		290,336
		Total Securities Lending Collateral
		(Cost $9,590,121)		9,517,537
		Total Short-Term Investments
		(Cost $11,165,121)		11,092,537
		Total Investments in Securities
		(Cost $106,653,239)*	110.2%	$109,324,129
		Other Assets and Liabilities - Net	(10.2)	(10,117,946)
		Net Assets	100.0%	$99,206,183

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at August 31, 2010.
	*	Cost for federal income tax purposes is $110,572,273.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$9,432,587
		Gross Unrealized Depreciation		(10,680,731)
		Net Unrealized Depreciation		$(1,248,144)

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	8/31/2010
Asset Table
Investments, at value
Common Stock*	$94,398,304	$—	$—	$94,398,304
Real Estate Investment Trusts	2,146,143	—	—	2,146,143
Exchange-Traded Funds	1,687,145	—	—	1,687,145
Short-Term Investments	10,802,201	—	290,336	11,092,537
Total Investments, at value	$109,033,793	$—	$290,336	$109,324,129

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	8/31/2010
Asset Table
Investments, at value
Short-Term Investments	$290,336	$—	$—	$—	$—	$—	$—	$—	$290,336
Total Investments, at value	$290,336	$—	$—	$—	$—	$—	$—	$—	$290,336

As of August 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of August 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 76.4%
		Consumer Discretionary: 0.8%
568,500		Sekisui House Ltd. ADR	$4,940,265
			4,940,265
		Consumer Staples: 7.6%
184,778		Cresud SACIF y A ADR	2,553,632
560,000		Kroger Co.	11,048,800
392,000	@	Smithfield Foods, Inc.	6,322,960
470,000		Tyson Foods, Inc.	7,698,600
353,000		Wal-Mart Stores, Inc.	17,699,420
			45,323,412
		Energy: 13.3%
525,000		Arch Coal, Inc.	11,817,750
831,000		Cameco Corp.	20,251,470
271,920		Chesapeake Energy Corp.	5,623,306
76,500		Chevron Corp.	5,673,240
170,000		ConocoPhillips	8,913,100
133,000		Peabody Energy Corp.	5,692,400
122,059		Petrobras Energia SA ADR	1,826,003
187,000		Suncor Energy, Inc.	5,658,620
1,209,000		Tesoro Corp.	13,577,070
			79,032,959
		Financials: 3.5%
139,115	@	CNA Financial Corp.	3,619,772
517,000		Marsh & McLennan Cos., Inc.	12,263,240
874,000	L	Sumitomo Trust & Banking Co., Ltd. ADR	4,640,940
			20,523,952
		Health Care: 7.0%
337,000		Aetna, Inc.	9,004,640
164,480		Eli Lilly & Co.	5,519,949
225,000	@	Forest Laboratories, Inc.	6,140,250
179,577		Omnicare, Inc.	3,447,878
832,300		Pfizer, Inc.	13,258,539
93,000	@	Zimmer Holdings, Inc.	4,386,810
			41,758,066
		Industrials: 5.2%
198,559	@	AGCO Corp.	6,562,375
161,000		Lockheed Martin Corp.	11,192,720
150,672	@	Shaw Group, Inc.	4,881,773
210,000		Skywest, Inc.	2,675,400
77,400		Union Pacific Corp.	5,645,556
			30,957,824
		Information Technology: 5.3%
474,012	@	eBay, Inc.	11,016,039
530,000	@	Ingram Micro, Inc.	7,981,800
370,000		Microsoft Corp.	8,687,600
104,840	@	Tech Data Corp.	3,795,208
			31,480,647
		Materials: 21.0%
567,000		Barrick Gold Corp.	26,512,920
44,000		Domtar Corp.	2,640,880
239,300	@	Geovic Mining Corp.	133,290
633,800		Gold Fields Ltd. ADR	8,923,904
180,500	@	Ivanhoe Mines Ltd.	3,198,460
1,350,000		Kinross Gold Corp.	22,841,997
341,900	L	Lihir Gold Ltd. ADR	14,123,067
193,000	L	Newcrest Mining Ltd. ADR	6,397,950
385,000		Newmont Mining Corp.	23,608,200
808,683	@, L	Novagold Resources, Inc.	6,008,515
202,672	L	Polyus Gold Co. ZAO ADR	5,076,934
304,000	@, L	Silver Standard Resources, Inc.	5,353,440
			124,819,557
		Telecommunication Services: 6.6%
116,100		KT Corp. ADR	2,167,587
750,000		Nippon Telegraph & Telephone Corp. ADR	16,155,000
310,000		TELUS Corp.	12,186,100
92,547		Tim Participacoes SA ADR	2,645,919
389,000		Turkcell Iletisim Hizmet AS ADR	6,165,650
			39,320,256
		Utilities: 6.1%
674,000		Ameren Corp.	18,919,180
628,500	L	Centrais Eletricas Brasileiras SA ADR - Class B	9,207,525
651,000		Korea Electric Power Corp. ADR	8,013,810
162,000	@, I, L, X	Mirant Corp.	—
			36,140,515
		Total Common Stock
		(Cost $401,385,250)	454,297,453

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of August 31, 2010 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 3.2%
		Industrials: 1.3%
6,553		Kansas City Southern		$7,667,010
				7,667,010
		Information Technology: 1.9%
14,900	P	Lucent Technologies Capital Trust I		11,175,000
				11,175,000
		Total Preferred Stock
		(Cost $15,160,186)		18,842,010

Principal Amount				Value
CORPORATE BONDS/NOTES: 7.5%
		Energy: 2.0%
$4,873,000		Goodrich Petroleum Corp., 3.250%, due 12/01/26		$4,732,901
1,306,000		Goodrich Petroleum Corp., 5.000%, due 10/01/29		1,147,648
7,831,000		USEC, Inc., 3.000%, due 10/01/14		5,853,673
				11,734,222
		Health Care: 5.0%
17,328,000		Amgen, Inc., 0.125%, due 02/01/11		17,328,001
14,567,000		Omnicare, Inc., 3.250%, due 12/15/35		12,199,863
				29,527,864
		Industrials: 0.3%
1,885,000		Alliant Techsystems, Inc., 2.750%, due 02/15/24		1,863,794
				1,863,794
		Materials: 0.2%
1,817,000		Gold Reserve, Inc., 5.500%, due 06/15/22		1,324,139
				1,324,139
		Total Corporate Bonds/Notes
		(Cost $44,707,546)		44,450,019

		Total Long-Term Investments
		(Cost $461,252,982)		517,589,482

Shares				Value
SHORT-TERM INVESTMENTS: 16.0%
		Affiliated Mutual Fund: 12.4%
73,486,490		ING Institutional Prime Money Market Fund - Class I		$73,486,490

		Total Mutual Fund
		(Cost $73,486,491)		73,486,490

		Securities Lending Collateral(cc): 3.6%
20,965,556		BNY Mellon Overnight Government Fund (1)		20,965,556
562,670	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		450,136

		Total Securities Lending Collateral
		(Cost $21,528,227)		21,415,692

		Total Short-Term Investments
		(Cost $95,014,718)		94,902,182

		Total Investments in Securities
		(Cost $556,267,700)*	103.1%	$612,491,664
		Other Assets and Liabilities - Net	(3.1)	(18,350,784)
		Net Assets	100.0%	$594,140,880

@	Non-income producing security
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at August 31, 2010.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $561,535,915.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$64,507,450
	Gross Unrealized Depreciation	(13,551,701)
	Net Unrealized Appreciation	$50,955,749

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of August 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	8/31/2010
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$4,940,265	$—	$—	$4,940,265
Consumer Staples	45,323,412	—	—	45,323,412
Energy	79,032,959	—	—	79,032,959
Financials	20,523,952	—	—	20,523,952
Health Care	41,758,066	—	—	41,758,066
Industrials	30,957,824	—	—	30,957,824
Information Technology	31,480,647	—	—	31,480,647
Materials	110,696,490	14,123,067	—	124,819,557
Telecommunication Services	39,320,256	—	—	39,320,256
Utilities	36,140,515	—	—	36,140,515
Total Common Stock	440,174,386	14,123,067	—	454,297,453
Preferred Stock	—	18,842,010	—	18,842,010
Corporate Bonds/Notes	—	44,450,019	—	44,450,019
Short-Term Investments	94,452,046	—	450,136	94,902,182
Total Investments, at value	$534,626,432	$77,415,096	$450,136	$612,491,664

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	8/31/2010
Asset Table
Investments, at value
Short-Term Investments	$450,136	$—	$—	$—	$—	$—	$—	$—	$450,136
Total Investments, at value	$450,136	$—	$—	$—	$—	$—	$—	$—	$450,136

As of August 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Item 2. Controls and Procedures

(a)    Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)    There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 15, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	October 15, 2010